Related parties - Payables to related party (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties
Due to related parties	₺ 1,520,516	₺ 1,256,761
TOGG
Disclosure of transactions between related parties
Due to related parties	367,801	2,058
Turkiye Sigorta A.S.
Disclosure of transactions between related parties
Due to related parties	337,286	666,072
Turk Telekomunikasyon A.S.
Disclosure of transactions between related parties
Due to related parties	289,054	250,478
Enerji Piyasalari Isletme A.S.
Disclosure of transactions between related parties
Due to related parties	211,117	82,224
TT Mobil
Disclosure of transactions between related parties
Due to related parties	198,116	175,078
Others
Disclosure of transactions between related parties
Due to related parties	₺ 117,142	₺ 80,851